Document and Entity Information	Mar. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002022626
Document Type	8-K
Document Period End Date	Mar. 26, 2026
Entity Registrant Name	Upstream Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42366
Entity Tax Identification Number	38-4187694
Entity Address, Address Line One	890 Winter Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	208-2466
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	UPB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false